Trade and other receivables - Summary of Loss Allowance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other receivables [line items]
1 January	£ (11,086)
Exchange adjustments	(3)	£ 3
Charge for the year	1,114	437	£ 507
At 31 December	(11,073)	(11,086)
Trade receivables loss allowance | Trade receivables
Disclosure of trade and other receivables [line items]
1 January	99	85
Exchange adjustments	0	(2)
Charge for the year	49	34
Transfer to assets held for sale	0	(1)
Subsequent recoveries of amounts provided for	(65)	(12)
Utilised	(8)	(5)
At 31 December	£ 75	£ 99	£ 85